UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on June 30, 1999 pursuant to a request for confidential treatment and for which that confidential treatment expired on June 30, 2000.

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ X ]; Amendment Number:     4
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      August 18, 2000
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: 117239


List of Other Included Managers: NONE



                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
BERKLEY (W.R.) CORPORATION     COMM STK         084423102     2458    98200 SH       SOLE           33200        0    65000
BOSTON SCIENTIFIC CORP.        COMM STK         101137107    31784   723400 SH       SOLE          378100        0   345300
CONCORD EFS INC.               COMM STK         206197105    56838  1342300 SH       SOLE          423500        0   918800
LENNAR CORP.                   COMM STK         526057104     1881    78355 SH       SOLE               0        0    78355
MEDIAONE GROUP INC.            COMM STK         58440J104    23416   314840 SH       SOLE          289840        0    25000
PENN ENGINEERING & MFG.        COMM STK         707389102      134     6600 SH       SOLE               0        0     6600
VELCRO INDUSTRIES N V          COMM STK         922571104      728    60000 SH       SOLE               0        0    60000

